Expense Example, No Redemption {- Franklin Gold and Precious Metals Fund} - Franklin Gold and Precious Metals Fund-20 - Franklin Gold and Precious Metals Fund - Class C	Jan. 04, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 171
3 Years	530
5 Years	913
10 Years	$ 1,987